UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Braddock Multi-Strategy Income Fund

(Class A: BDKAX)

(Class C: BDKCX)

(Institutional Class: BDKNX)

SEMI-ANNUAL REPORT

JUNE 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	20
Supplemental Information	30
Expense Example	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the Braddock Multi-Strategy Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 72.6%
$782,000	ACC Trust 2019-1 6.410%, 2/20/2024[1,2]	$806,764
329,093	Accredited Mortgage Loan Trust 2003-3 3.164%, (LIBOR 1 Month+76 basis points), 1/25/2034[2,3]	318,685
4,000,000	AIMCO CLO Series 2015-A 7.797%, (LIBOR 3 Month+520 basis points), 1/15/2028[1,2,3]	3,907,890
259,505	Alternative Loan Trust 2005-34CB 2.804%, (LIBOR 1 Month+40 basis points), 9/25/2035[2,3]	208,899
10,053,982	Alternative Loan Trust 2005-62 0.856%, 12/25/2035[2,4,5,6]	607,526
243,467	Alternative Loan Trust 2005-9CB 2.904%, (LIBOR 1 Month+50 basis points), 5/25/2035[2,3]	221,737
1,095,421	Banc of America Alternative Loan Trust 2004-6 6.000%, 7/25/2034[2]	1,095,421
4,950,000	Barings CLO Ltd. 2013-I 7.792%, (LIBOR 3 Month+520 basis points), 1/20/2028[1,2,3]	4,787,742
3,500,000	Barings CLO Ltd. 2016-II 5.842%, (LIBOR 3 Month+325 basis points), 7/20/2028[1,2,3]	3,517,275
918,405	Bayview Commercial Asset Trust 2005-1 3.049%, (LIBOR 1 Month+65 basis points), 4/25/2035[1,2,3]	895,067
739,118	Bayview Commercial Asset Trust 2005-2 2.884%, (LIBOR 1 Month+48 basis points), 8/25/2035[1,2,3]	713,963
	Bayview Commercial Asset Trust 2005-3
472,486	2.894%, (LIBOR 1 Month+49 basis points), 11/25/2035[1,2,3]	457,242
696,434	2.914%, (LIBOR 1 Month+51 basis points), 11/25/2035[1,2,3]	674,702
204,880	3.004%, (LIBOR 1 Month+60 basis points), 11/25/2035[1,2,3]	199,461
	Bayview Commercial Asset Trust 2006-1
536,127	2.804%, (LIBOR 1 Month+40 basis points), 4/25/2036[1,2,3]	504,482
906,105	2.824%, (LIBOR 1 Month+42 basis points), 4/25/2036[1,2,3]	853,620
159,629	Bear Stearns Asset Backed Securities Trust 2003-AC6 5.054%, (LIBOR 1 Month+265 basis points), 11/25/2033[2,3]	145,239
	Bellemeade Re 2015-1 Ltd.
500,000	8.705%, (LIBOR 1 Month+630 basis points), 7/25/2025[1,2,3]	505,721
80,987	6.705%, (LIBOR 1 Month+430 basis points), 7/25/2025[1,2,3]	81,283
	Bellemeade Re 2017-1 Ltd.
6,000,000	5.754%, (LIBOR 1 Month+335 basis points), 10/25/2027[1,2,3]	6,310,952
2,000,000	7.155%, (LIBOR 1 Month+475 basis points), 10/25/2027[1,2,3]	2,100,338
	Bellemeade Re 2018-1 Ltd.
3,000,000	5.304%, (LIBOR 1 Month+290 basis points), 4/25/2028[1,2,3]	3,042,888
6,000,000	6.655%, (LIBOR 1 Month+425 basis points), 4/25/2028[1,2,3]	6,088,710
1,724,000	Bellemeade Re 2018-2 Ltd. 5.054%, (LIBOR 1 Month+265 basis points), 8/25/2028[1,2,3]	1,735,708
	Bellemeade Re 2018-3 Ltd.
4,000,000	5.154%, (LIBOR 1 Month+275 basis points), 10/25/2028[1,2,3]	3,977,688

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	6.304%, (LIBOR 1 Month+390 basis points), 10/25/2027[1,2,3]	$2,004,476
	Bellemeade Re 2019-1 Ltd.
4,000,000	5.104%, (LIBOR 1 Month+270 basis points), 3/25/2029[1,2,3]	4,010,032
3,731,000	6.404%, (LIBOR 1 Month+400 basis points), 3/25/2029[1,2,3]	3,753,323
2,500,000	Bellemeade Re 2019-2 Ltd. 5.504%, (LIBOR 1 Month+310 basis points), 4/25/2029[1,2,3]	2,467,716
607,006	CAN Capital Funding LLC 4.257%, 4/15/2020[1,4,7]	39,156
2,000,000	Consumer Loan Underlying Bond Credit Trust 2017-P2 4.910%, 1/15/2024[1,2]	2,036,383
4,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P1 5.210%, 7/15/2025[1,2]	4,118,596
3,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P2 5.210%, 10/15/2025[1,2]	3,086,716
1,084,194	Countrywide Asset-Backed Certificates 2002 BC3 3.304%, (LIBOR 1 Month+90 basis points), 5/25/2032[2,3]	1,069,905
378,698	Countrywide Asset-Backed Certificates 2004-1 2.964%, (LIBOR 1 Month+56 basis points), 4/25/2034[2,3]	352,055
3,500,000	Covenant Credit Partners CLO III Ltd. 6.347%, (LIBOR 3 Month+375 basis points), 10/15/2029[1,2,3]	3,491,373
4,109,000	Dividend Solar Loans LLC 4.290%, 8/22/2039[1,2]	4,109,000
	Eagle RE 2018-1 Ltd.
4,000,000	5.404%, (LIBOR 1 Month+300 basis points), 11/25/2028[1,2,3]	4,028,804
4,000,000	6.405%, (LIBOR 1 Month+400 basis points), 11/25/2028[1,2,3]	4,027,044
	Eagle RE 2019-1 Ltd.
3,000,000	4.204%, (LIBOR 1 Month+180 basis points), 4/25/2029[1,2,3]	3,006,123
6,000,000	6.905%, (LIBOR 1 Month+450 basis points), 4/25/2029[1,2,3]	6,007,482
2,000,000	Fannie Mae Connecticut Avenue Securities 6.000%, (LIBOR 1 Month+525 basis points), 6/25/2039[1,2,3]	2,000,000
331,607	Finance America Mortgage Loan Trust 2004-2 3.304%, (LIBOR 1 Month+90 basis points), 8/25/2034[2,3]	323,172
247,853	Finance America Mortgage Loan Trust 2004-3 3.349%, (LIBOR 1 Month+94 basis points), 11/25/2034[2,3]	213,982
	Finance of America Structured Securities Trust 2019-HB1
1,250,000	5.682%, 4/25/2029[1,2,6]	1,261,351
2,500,000	6.000%, 4/25/2029[1,2,6]	2,395,130
1,300,000	First Investors Auto Owner Trust 2017-2 5.480%, 10/15/2024[1,2]	1,352,637
735,716	FirstKey Lending 2015-SFR1 Trust 5.297%, 3/9/2047[1,2,6]	740,341
980,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[1,2]	1,025,757

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Foursight Capital Automobile Receivables Trust 2018-1
$1,000,000	5.560%, 1/16/2024[1,2]	$1,041,109
1,000,000	6.820%, 4/15/2025[1,2]	1,040,790
	Foursight Capital Automobile Receivables Trust 2018-2
2,000,000	5.500%, 10/15/2024[1,2]	2,090,032
2,000,000	6.480%, 6/15/2026[1,2]	2,079,571
1,500,000	Foursight Capital Automobile Receivables Trust 2019-1 5.570%, 11/15/2026[1,2,7]	1,499,528
	Freddie Mac Structured Agency Credit Risk Debt Notes
966,918	13.155%, (LIBOR 1 Month+1,075 basis points), 3/25/2025[2,3]	1,307,050
2,682,018	11.605%, (LIBOR 1 Month+920 basis points), 10/25/2027[2,3]	3,527,530
1,692,256	9.955%, (LIBOR 1 Month+755 basis points), 12/25/2027[2,3]	2,069,243
2,090,000	7.405%, (LIBOR 1 Month+500 basis points), 12/25/2028[2,3]	2,300,795
1,000,000	5.854%, (LIBOR 1 Month+345 basis points), 10/25/2029[2,3]	1,070,460
3,966,000	6.855%, (LIBOR 1 Month+445 basis points), 3/25/2030[2,3]	4,310,257
2,500,000	6.855%, (LIBOR 1 Month+445 basis points), 4/25/2030[2,3]	2,657,505
3,141,490	4.904%, (LIBOR 1 Month+250 basis points), 12/25/2042[2,3]	2,984,755
242,089	5.404%, (LIBOR 1 Month+300 basis points), 12/25/2042[2,3,4]	145,359
246,466	4.854%, (LIBOR 1 Month+245 basis points), 12/25/2042[2,3]	248,988
500,000	3.982%, 9/25/2047[1,2,6]	485,967
498,830	3.982%, 9/25/2047[1,2,4,6]	300,037
5,000,000	4.204%, (LIBOR 1 Month+180 basis points), 7/25/2030[2,3]	4,979,615
2,200,000	6.154%, (LIBOR 1 Month+375 basis points), 4/25/2043[1,2,3]	2,266,396
1,000,000	3.743%, 2/25/2048[1,2,4,6]	601,473
1,849,874	3.818%, 5/25/2048[1,2,4,6]	1,172,003
2,998,523	4.165%, 8/25/2048[1,2,4,6]	1,927,119
1,000,000	4.460%, 11/25/2048[1,2,4,6]	559,021
3,000,000	4.804%, (LIBOR 1 Month+240 basis points), 2/25/2047[1,2,3]	3,076,666
2,250,000	6.605%, (LIBOR 1 Month+420 basis points), 2/25/2047[1,2,3]	2,320,907
700,000	12.905%, (LIBOR 1 Month+1,050 basis points), 2/25/2047[1,2,3,4]	751,619
1,000,000	4.754%, (LIBOR 1 Month+235 basis points), 2/25/2049[1,2,3]	1,010,390
2,250,000	4.854%, (LIBOR 1 Month+245 basis points), 3/25/2049[1,2,3]	2,284,445
1,000,000	10.755%, (LIBOR 1 Month+835 basis points), 1/25/2048[1,2,3]	1,055,410
2,100,000	6.461%, (LIBOR 1 Month+405 basis points), 2/25/2049[1,2,3]	2,110,545
2,500,000	FREED ABS TRUST 2018-2 5.880%, 10/20/2025[1,2]	2,573,338
53,488	Home Equity Asset Trust 2004-1 4.104%, (LIBOR 1 Month+170 basis points), 6/25/2034[2,3]	53,716
4,000,000	Home Partners of America 2017-1 Trust 5.933%, (LIBOR 1 Month+354 basis points), 7/17/2034[1,3]	4,006,883
3,500,000	Home Re 2018-1 Ltd. 6.404%, (LIBOR 1 Month+400 basis points), 10/25/2028[1,2,3]	3,572,453
	Home Re 2019-1 Ltd.
8,000,000	5.654%, (LIBOR 1 Month+325 basis points), 5/25/2029[1,2,3]	8,009,984
7,000,000	6.755%, (LIBOR 1 Month+435 basis points), 5/25/2029[1,2,3]	7,008,729

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	Invitation Homes 2018-SFR2 Trust 4.661%, (LIBOR 1 Month+225 basis points), 6/17/2037[1,3]	$5,009,580
8,000,000	Invitation Homes 2018-SFR3 Trust 4.644%, (LIBOR 1 Month+225 basis points), 7/17/2037[1,3]	8,013,224
9,000,000	Invitation Homes 2018-SFR4 Trust 4.594%, (LIBOR 1 Month+220 basis points), 1/17/2038[1,2,3]	8,971,083
3,000,000	Lendmark Funding Trust 2019-1 5.340%, 12/20/2027[1,2]	2,992,797
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 5.894%, (LIBOR 1 Month+350 basis points), 10/16/2023[1,3]	992,871
6,000,000	Mariner Finance Issuance Trust 2019-A 6.730%, 7/20/2032[1,2]	5,999,946
1,721,926	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 4.357%, 6/25/2035[2,6]	1,647,375
1,237,865	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC9 3.529%, (LIBOR 1 Month+112 basis points), 9/25/2033[2,3]	1,227,881
	Mosaic Solar Loan Trust 2017-2
4,024,566	2.000%, 6/22/2043[1,2]	3,790,096
3,158,349	0.000%, 6/22/2043[1,2]	2,918,746
5,160,000	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[1,2]	4,857,662
2,542,000	Mosaic Solar Loan Trust 2018-2-GS 5.970%, 2/22/2044[1,2]	2,628,931
	Nationstar HECM Loan Trust 2018-1
1,000,000	4.705%, 2/25/2028[1,2,6]	1,008,641
1,000,000	6.000%, 2/25/2028[1,2,6]	993,032
3,000,000	Nationstar HECM Loan Trust 2018-3 6.000%, 11/25/2028[1,2,6]	2,923,053
6,000,000	Nationstar HECM Loan Trust 2019-1 5.805%, 6/25/2029[1,2,6]	6,007,495
	Oaktown Re 2017-1 Ltd.
1,000,000	8.155%, (LIBOR 1 Month+575 basis points), 4/25/2027[1,2,3]	1,055,000
1,768,875	6.404%, (LIBOR 1 Month+400 basis points), 4/25/2027[1,2,3]	1,818,403
	Oaktown Re 2018-1 Ltd.
4,230,000	5.254%, (LIBOR 1 Month+285 basis points), 7/25/2028[1,2,3]	4,271,585
4,000,000	6.455%, (LIBOR 1 Month+405 basis points), 7/25/2028[1,2,3]	4,011,480
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[1,2]	762,897
1,000,000	Oportun Funding VII LLC 5.290%, 10/10/2023[1,2]	1,013,544
892,161	Option One Mortgage Loan Trust 2005-3 3.139%, (LIBOR 1 Month+74 basis points), 8/25/2035[2,3]	885,144
2,949,357	PMT Credit Risk Transfer Trust 2019-1R 4.404%, (LIBOR 1 Month+200 basis points), 3/27/2024[1,2,3]	2,960,417

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Prestige Auto Receivables Trust 2018-1 5.030%, 1/15/2026[1,2]	$2,069,487
	Radnor RE 2018-1 Ltd.
2,000,000	5.104%, (LIBOR 1 Month+270 basis points), 3/25/2028[1,2,3]	2,007,028
4,000,000	6.204%, (LIBOR 1 Month+380 basis points), 3/25/2028[1,2,3]	3,992,328
	Radnor RE 2019-1 Ltd.
3,000,000	4.354%, (LIBOR 1 Month+195 basis points), 2/25/2029[1,2,3]	3,023,256
3,000,000	6.855%, (LIBOR 1 Month+445 basis points), 2/25/2029[1,2,3]	3,064,515
2,500,000	5.137%, (LIBOR 1 Month+270 basis points), 6/25/2029[1,2,3]	2,503,125
4,000,000	Regatta Funding LP 2013-2A 6.195%, (LIBOR 3 Month+370 basis points), 1/15/2029[1,2,3]	4,007,063
1,250,000	Regatta VI Funding Ltd. 7.592%, (LIBOR 3 Month+500 basis points), 7/20/2028[1,2,3]	1,199,371
4,000,000	Regatta VII Funding Ltd. 7.337%, (LIBOR 3 Month+495 basis points), 12/20/2028[1,2,3]	3,812,063
1,625,790	RESI Finance LP 2003-C 3.812%, (LIBOR 1 Month+140 basis points), 9/10/2035[1,2,3]	1,404,171
1,866,381	RESI Finance LP 2003-CB1 4.062%, (LIBOR 1 Month+165 basis points), 6/10/2035[1,2,3]	1,732,187
1,212,421	RESI Finance LP 2003-D 3.712%, (LIBOR 1 Month+130 basis points), 12/10/2035[1,2,3]	713,441
236,676	RESI Finance LP 2004-A 3.612%, (LIBOR 1 Month+120 basis points), 2/10/2036[1,2,3]	147,204
6,000,000	RMF Buyout Issuance Trust 2018-1 6.000%, 11/25/2028[1,2,6]	5,798,574
1,500,000	RMF Buyout Issuance Trust 2019-1 6.000%, 7/25/2029[1,2,6]	1,466,208
471,114	Saxon Asset Securities Trust 2005-1 3.124%, (LIBOR 1 Month+72 basis points), 5/25/2035[2,3]	454,748
4,000,000	SCF Equipment Leasing 2019-1 LLC 6.000%, 4/20/2030[1,2]	3,941,270
4,000,000	Sound Point CLO IX Ltd. 8.092%, (LIBOR 3 Month+550 basis points), 7/20/2027[1,2,3]	4,009,130
3,000,000	Sound Point Clo XII Ltd. 5.192%, (LIBOR 3 Month+260 basis points), 10/20/2028[1,2,3]	3,005,299
619,603	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[2,8]	647,213
2,500,000	TES 2017-1 LLC 7.740%, 10/20/2047[1,4]	2,639,017
1,000,000	TES 2017-2 LLC 6.990%, 2/20/2048[1]	1,067,938
1,120,000	Tesla Auto Lease Trust 2018-A 4.940%, 3/22/2021[1,2]	1,130,808
5,000,000	Tesla Auto Lease Trust 2018-B 7.870%, 6/20/2022[1,2]	5,209,684

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,110,000	United Auto Credit Securitization Trust 2019-1 6.050%, 1/12/2026[1,2]	$3,144,974
686,321	Velocity Commercial Capital Loan Trust 2018-2 6.360%, 10/26/2048[1,2,6]	712,654
745,709	Velocity Commercial Capital Loan Trust 2019-1 5.700%, 3/25/2049[1,2,6]	765,101
1,000,000	Verus Securitization Trust 2018-2 5.176%, 6/1/2058[1,2,6]	1,029,774
3,000,000	Verus Securitization Trust 2018-INV1 5.648%, 3/25/2058[1,2,6]	3,167,892
3,000,000	Verus Securitization Trust 2018-INV2 6.356%, 10/25/2058[1,2,6]	3,233,324
5,000,000	Verus Securitization Trust 2019-1 5.311%, 2/25/2059[1,2,6]	5,121,664
1,500,000	Verus Securitization Trust 2019-INV1 4.991%, 12/25/2059[1,2]	1,522,544
1,783,737	Vivint Solar Financing V LLC 7.370%, 4/30/2048[1]	1,852,244
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[1,2]	2,038,485
2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[1,2]	2,058,703
2,000,000	Westlake Automobile Receivables Trust 2018-3 6.020%, 2/18/2025[1,2]	2,065,234
2,500,000	Westlake Automobile Receivables Trust 2019-1 5.670%, 2/17/2026[1,2]	2,559,300
	TOTAL ASSET-BACKED SECURITIES
	(Cost $ 339,507,882)	344,257,149
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.3%
438,014	ABN Amro Mortgage Corp. 5.681%, 12/25/2033[2,6]	424,789
588,589	Adjustable Rate Mortgage Trust 2005-8 3.064%, (LIBOR 1 Month+66 basis points), 11/25/2035[2,3]	582,218
780,660	Arroyo Mortgage Trust 2018-1 4.218%, 4/25/2048[1,2,6]	802,135
2,350,000	Avant Loans Funding Trust 2019-A 4.650%, 4/15/2026[1,2,7]	2,386,962
102,370	Banc of America Mortgage 2003-C Trust 5.141%, 4/25/2033[2,4,6]	62,235
396,043	Banc of America Mortgage 2003-D Trust 5.148%, 5/25/2033[2,6]	232,895
286,769	Banc of America Mortgage 2003-J Trust 4.636%, 11/25/2033[2,6]	286,561

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$126,086	Bear Stearns ALT-A Trust 2004-3 3.259%, (LIBOR 1 Month+86 basis points), 4/25/2034[2,3]	$125,627
1,052,490	Bear Stearns ARM Trust 2004-10 4.557%, 1/25/2035[2,6]	916,269
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[2,4]	40,443
1,000,000	CHL GMSR Issuer Trust 5.904%, (LIBOR 1 Month+350 basis points), 5/25/2023[1,2,3]	993,760
1,666,430	CHL Mortgage Pass-Through Trust 2004-HYB3 4.770%, 6/20/2034[2,4,6]	1,685,420
	CHL Mortgage Pass-Through Trust 2005-3
1,708,902	3.024%, (LIBOR 1 Month+62 basis points), 4/25/2035[2,3]	1,549,969
16,752,723	1.118%, 4/25/2035[2,4,5,6]	900,268
365,370	Citigroup Mortgage Loan Trust, Inc. 4.961%, 3/25/2034[2,4,6]	327,364
1,000,000	COLT 2017-2 Mortgage Loan Trust 4.563%, 10/25/2047[1,2,6]	996,439
1,384,479	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 3.054%, (LIBOR 1 Month+65 basis points), 2/25/2032[2,3]	1,384,783
1,000,000	Deephaven Residential Mortgage Trust 2017-2 5.269%, 6/25/2047[1,2,6]	1,017,134
500,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[1,2,6]	499,699
1,500,000	Deephaven Residential Mortgage Trust 2018-1 5.793%, 12/25/2057[1,2,6]	1,524,082
2,000,000	Deephaven Residential Mortgage Trust 2018-2 6.042%, 4/25/2058[1,2,6]	2,058,692
2,000,000	Deephaven Residential Mortgage Trust 2018-3 5.913%, 8/25/2058[1,2,6]	2,045,852
2,000,000	Deephaven Residential Mortgage Trust 2018-4 6.125%, 10/25/2058[1,2,6]	2,071,838
3,000,000	Deephaven Residential Mortgage Trust 2019-1 6.037%, 1/25/2059[1,2,6]	3,072,999
	Fannie Mae Connecticut Avenue Securities
2,000,000	4.804%, (LIBOR 1 Month+240 basis points), 4/25/2031[1,2,3]	2,025,570
1,750,000	4.404%, (LIBOR 1 Month+200 basis points), 3/25/2031[2,3]	1,753,934
3,000,000	4.804%, (LIBOR 1 Month+240 basis points), 5/28/2030[2,3]	3,052,308
2,000,000	6.155%, (LIBOR 1 Month+375 basis points), 3/25/2031[2,3]	2,043,074
3,000,000	6.405%, (LIBOR 1 Month+400 basis points), 5/28/2030[2,3]	3,193,974
1,000,000	6.505%, (LIBOR 1 Month+410 basis points), 9/25/2031[1,2,3]	1,020,405
2,300,000	4.554%, (LIBOR 1 Month+215 basis points), 9/25/2031[1,2,3]	2,307,159
3,253,454	GSRPM Mortgage Loan Trust Series 2004-1 4.904%, (LIBOR 1 Month+250 basis points), 9/25/2042[1,2,3]	3,321,076

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$4,000,000	Home Partners of America 2018-1 Trust 4.744%, (LIBOR 1 Month+235 basis points), 7/17/2037[1,3]	$3,969,798
153,245	HomeBanc Mortgage Trust 2004-1 3.304%, (LIBOR 1 Month+90 basis points), 8/25/2029[2,3,4]	115,324
1,494,000	Homeward Opportunities Fund I Trust 2018-1 5.295%, 6/25/2048[1,2,6]	1,537,380
842,627	JP Morgan Mortgage Trust 2004-A3 4.541%, 6/25/2034[2,6]	811,566
2,124,420	JP Morgan Mortgage Trust 2005-A8 4.408%, 11/25/2035[2,6]	2,038,648
2,555,140	JP Morgan Trust 2015-1 3.654%, 12/25/2044[1,2,6]	2,514,032
438,198	MASTR Alternative Loan Trust 2002-1 6.750%, 7/25/2032[2]	437,940
1,000,000	Nationstar HECM Loan Trust 2018-2 6.000%, 7/25/2028[1,2,6]	978,268
774,187	New Residential Mortgage Loan Trust 2014-1 6.048%, 1/25/2054[1,2,6]	853,917
3,000,000	New Residential Mortgage Loan Trust 2018-NQM1 5.269%, 11/25/2048[1,2,6]	3,006,311
1,243,000	New Residential Mortgage Loan Trust 2019-NQM1 5.492%, 1/25/2049[1,2,6]	1,267,074
3,123,000	New Residential Mortgage Loan Trust 2019-NQM2 5.686%, 4/25/2049[1,2,6]	3,173,105
495,788	New York Mortgage Trust 2005-1 3.154%, (LIBOR 1 Month+75 basis points), 4/25/2035[2,3,4]	488,647
4,000,000	PNMAC FMSR ISSUER TRUST 2018-FT1 4.754%, (LIBOR 1 Month+235 basis points), 4/25/2023[1,2,3]	4,013,213
6,050,000	PNMAC GMSR ISSUER TRUST 2018-GT1 5.254%, (LIBOR 1 Month+285 basis points), 2/25/2023[1,3]	6,052,713
9,500,000	PNMAC GMSR ISSUER TRUST 2018-GT2 5.054%, (LIBOR 1 Month+265 basis points), 8/25/2025[1,2,3]	9,503,833
664,223	Prime Mortgage Trust 2005-2 4.803%, 10/25/2032[2,6]	555,434
78,502	Provident Funding Mortgage Loan Trust 2004-1 4.866%, 4/25/2034[2,4,6]	70,401
3,250,000	PRPM 2019-2 LLC 5.438%, 4/25/2024[1,2,8]	3,229,311
376,968	RESI Finance LP 2004-A 3.412%, (LIBOR 1 Month+100 basis points), 2/10/2036[1,2,3]	254,511
254,935	Residential Asset Securitization Trust 2003-A15 5.598%, 2/25/2034[2,6]	264,728
4,375,000	Saratoga Investment Corp. CLO 2013-1 Ltd. 5.342%, (LIBOR 3 Month+275 basis points), 1/20/2030[1,2,3]	4,346,758

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$500,000	Seasoned Credit Risk Transfer Trust Series 2018-1 4.750%, 5/25/2057[2,6]	$491,011
1,000,000	Seasoned Credit Risk Transfer Trust Series 2019-1 4.750%, 7/25/2058[1,2,6]	970,632
4,192,000	Starwood Mortgage Residential Trust 2019-IMC1 5.045%, 2/25/2049[1,2,6]	4,294,517
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	5.011%, (LIBOR 1 Month+260 basis points), 1/17/2035[1,3]	1,244,324
1,695,000	5.811%, (LIBOR 1 Month+340 basis points), 1/17/2035[1,3]	1,696,050
223,189	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003 26A 3.940%, (LIBOR 1 Month+150 basis points), 9/25/2033[2,3]	205,223
383,522	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A 4.534%, 6/25/2033[2,4,6]	210,610
39,521	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A 4.290%, (LIBOR 1 Month+185 basis points), 11/25/2033[2,3,4]	9,910
282,451	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-6A 4.775%, 3/25/2033[2,4,6]	137,431
6,519,000	Sunnova Helios III Issuer LLC 5.320%, 6/20/2046[1,2,7]	6,517,255
	Terwin Mortgage Trust 2004-7HE
374,825	3.104%, (LIBOR 1 Month+70 basis points), 7/25/2034[1,2,3]	374,935
135,846	3.254%, (LIBOR 1 Month+85 basis points), 7/25/2034[1,2,3]	125,711
3,500,000	THL Credit Wind River 2016-1 CLO Ltd. 4.697%, (LIBOR 3 Month+210 basis points), 7/15/2028[1,2,3]	3,474,288
276,153	Thornburg Mortgage Securities Trust 2003-2 3.529%, (LIBOR 1 Month+112 basis points), 4/25/2043[2,3]	274,967
153,477	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 4.720%, 6/25/2033[2,6]	114,901
260,620	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust 4.380%, 9/25/2033[2,6]	229,174
119,871	Wells Fargo Mortgage Backed Securities 2003-O Trust 4.813%, 1/25/2034[2,4,6]	34,299
234,840	Wells Fargo Mortgage Backed Securities 2004-A Trust 5.010%, 2/25/2034[2,4,6]	191,500
168,426	Wells Fargo Mortgage Backed Securities 2004-H Trust 4.995%, 6/25/2034[2,6]	173,789
313,169	Wells Fargo Mortgage Backed Securities 2004-J Trust 4.796%, 7/25/2034[2,4,6]	272,188

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$150,293	Wells Fargo Mortgage Backed Securities 2004-X Trust 4.831%, 11/25/2034[2,6]	$149,103
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $ 112,136,813)	115,380,663
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/2029[4,6,7]	—
	TOTAL FINANCIALS
	(Cost $ 6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $ 6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 5.6%
1,259,256	Fidelity Institutional Government Portfolio, 2.219%[9,10]	1,259,256
25,456,396	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.211%[10]	25,456,396
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 26,715,652)	26,715,652
	TOTAL INVESTMENTS — 102.5%
	(Cost $478,366,803)	486,353,464
	Liabilities in Excess of Other Assets — 2.5%	(12,067,668)
	TOTAL NET ASSETS — 100.0%	$474,285,796

	SECURITIES SOLD SHORT — 0.0%
	EXCHANGE-TRADED FUNDS — 0.0%
(1,618)	iShares 20+ Year Treasury Bond ETF	(214,887)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $ 199,822)	(214,887)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $ 199,822)	$(214,887)

LLC – Limited Liability Company

LP – Limited Partnership

ETF – Exchange-Traded Fund

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $398,724,632, which represents 84.1% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

[4]	Illiquid security. The total illiquid securities represent 2.8% of Net Assets. Total value of these securities is $13,288,370.
[5]	Interest-only security.
[6]	Variable rate security.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.2% of Net Assets. The total value of these securities is $10,442,901.
[8]	Step rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	72.6%
Collateralized Mortgage Obligations	24.3%
Corporate Bonds
Financials	0.0%
Total Corporate Bonds	0.0%
Short-Term Investments	5.6%
Total Investments	102.5%
Liabilities in Excess of Other Assets	(2.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $478,366,803)	$486,353,464
Cash deposited with broker for securities sold short	162,989
Receivables:
Securities sold	32,842
Fund shares sold	568,879
Interest	1,417,466
Callable bond proceeds (Note 11)	284,669
Prepaid expenses	54,433
Other assets	7
Total assets	488,874,749

Liabilities:
Securities sold short, at value (proceeds $199,822)	214,887
Payables:
Investment securities purchased	13,568,911
Fund shares redeemed	209,884
Advisory fees	471,634
Fund services fees	28,993
Distribution fees - Class A & Class C (Note 6)	16,926
Shareholder servicing fees (Note 7)	14,588
Auditing fees	11,410
Commitment fees payable (Note 12)	7,847
Trustees' deferred compensation (Note 3)	3,155
Chief Compliance Officer fees	3,013
Trustees' fees and expenses	1,032
Accrued other expenses	36,673
Total liabilities	14,588,953

Net Assets	$474,285,796

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$467,465,925
Total distributable earnings	6,819,871
Net Assets	$474,285,796

Braddock Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2019 (Unaudited)

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$23,589,774
Number of shares issued and outstanding	2,283,103
Net asset value per share[1]	$10.33
Maximum sales charge (4.25% of offering price)[2]	0.46
Maximum offering price to public	$10.79

Class C Shares:
Net assets applicable to shares outstanding	$14,991,724
Number of shares issued and outstanding	1,454,994
Net asset value per share[1]	$10.30

Institutional Class Shares:
Net assets applicable to shares outstanding	$435,704,298
Number of shares issued and outstanding	42,137,179
Net asset value per share	$10.34

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% maybe imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$11,354,939
Total investment income	11,354,939

Expenses:
Advisory fees	2,446,658
Fund services fees	226,531
Shareholder servicing fees (Note 7)	116,332
Distribution fees - Class C (Note 6)	62,923
Distribution fees - Class A (Note 6)	24,988
Registration fees	57,161
Shareholder reporting fees	39,754
Miscellaneous	37,552
Legal fees	15,096
Auditing fees	11,784
Chief Compliance Officer fees	10,396
Commitment fees (Note 12)	7,847
Trustees' fees and expenses	5,551
Dividends and interest on securities sold short	4,289
Insurance fees	1,805
Total expenses	3,068,667
Advisory fees waived	(32,640)
Net expenses	3,036,027
Net investment income	8,318,912

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(980,467)
Net realized loss	(980,467)
Net change in unrealized appreciation/depreciation on:
Investments	7,852,443
Securities sold short	(18,284)
Net change in unrealized appreciation/depreciation	7,834,159
Net realized and unrealized gain	6,853,692

Net Increase in Net Assets from Operations	$15,172,604

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$8,318,912	$9,115,967
Net realized gain (loss) on investments and securities sold short	(980,467)	936,640
Net change in unrealized appreciation/depreciation on investments
and securities sold short	7,834,159	(4,665,893)
Net increase in net assets resulting from operations	15,172,604	5,386,714

Distributions to Shareholders:
Distributions:
Class A	(409,654)	(509,823)
Class C	(214,251)	(221,095)
Institutional Class	(7,813,479)	(9,048,724)
Total distributions to shareholders	(8,437,384)	(9,779,642)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,857,548	19,779,358
Class C	5,908,127	7,438,005
Institutional Class	180,995,016	232,309,787
Reinvestment of distributions:
Class A	350,392	457,175
Class C	170,894	167,344
Institutional Class	6,902,539	8,100,860
Cost of shares redeemed:
Class A	(5,585,040)	(7,719,625)
Class C	(1,133,085)	(1,154,818)
Institutional Class	(64,889,100)	(53,902,819)
Net increase in net assets from capital transactions	131,577,291	205,475,267

Total increase in net assets	138,312,511	201,082,339

Net Assets:
Beginning of period	335,973,285	134,890,946
End of period	$474,285,796	$335,973,285

Capital Share Transactions:
Shares sold:
Class A	862,337	1,922,028
Class C	577,950	724,858
Institutional Class	17,621,508	22,557,659
Shares reinvested:
Class A	34,148	44,531
Class C	16,700	16,339
Institutional Class	672,273	788,463
Shares redeemed:
Class A	(545,842)	(750,634)
Class C	(110,744)	(112,604)
Institutional Class	(6,325,774)	(5,244,239)
Net increase from capital share transactions	12,802,556	19,946,401

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31,			For the Period Ended December 31, 2015*
		2018	2017	2016
Net asset value, beginning of period	$10.15	$10.27	$10.05	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.21	0.41	0.41	0.51	-
Net realized and unrealized gain (loss)	0.18	(0.11)	0.29	0.09	-
Total from investment operations	0.39	0.30	0.70	0.60	-

Less Distributions:
From net investment income	(0.21)	(0.42)	(0.48)	(0.55)	-
Total distributions	(0.21)	(0.42)	(0.48)	(0.55)	-

Net asset value, end of period	$10.33	$10.15	$10.27	$10.05	$10.00

Total return[2]	3.83%[4]	2.99%	7.13%	6.15%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,590	$19,620	$7,361	$2,708	$3

Ratio of expenses to average net assets (including interest expense, dividends and interest on securities sold short):
Before fees waived and expenses absorbed[3]	1.77%[5]	1.82%	1.99%	2.25%	-%
After fees waived and expenses absorbed[3]	1.75%[5]	1.75%	1.76%	1.77%	-%
Ratio of net investment income to average net assets (including interest expense, dividends and interest on securities sold short):
Before fees waived and expenses absorbed	4.03%[5]	3.87%	3.78%	4.61%	-%
After fees waived and expenses absorbed	4.05%[5]	3.94%	4.01%	5.09%	-%

Portfolio turnover rate	14%[4]	35%	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is waived on purchases of $1 million or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	If interest expense, dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2019. For the prior periods ended December 31, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.00%, 0.01%, 0.02%, and 0.00%, respectively.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31,			For the Period Ended December 31, 2015*
		2018	2017	2016
Net asset value, beginning of period	$10.13	$10.25	$10.04	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.17	0.33	0.33	0.44	-
Net realized and unrealized gain (loss)	0.17	(0.10)	0.30	0.08	-
Total from investment operations	0.34	0.23	0.63	0.52	-

Less Distributions:
From net investment income	(0.17)	(0.35)	(0.42)	(0.48)	-
Total distributions	(0.17)	(0.35)	(0.42)	(0.48)	-

Net asset value, end of period	$10.30	$10.13	$10.25	$10.04	$10.00

Total return[2]	3.37%[4]	2.26%	6.38%	5.29%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,992	$9,833	$3,510	$169	$2

Ratio of expenses to average net assets (including interest expense, dividends and interest on securities sold short):
Before fees waived and expenses absorbed[3]	2.52%[5]	2.57%	2.74%	3.00%	-%
After fees waived and expenses absorbed[3]	2.50%[5]	2.50%	2.51%	2.52%	-%
Ratio of net investment income to average net assets (including interest expense, dividends and interest on securities sold short):
Before fees waived and expenses absorbed	3.28%[5]	3.12%	3.03%	3.86%	-%
After fees waived and expenses absorbed	3.30%[5]	3.19%	3.26%	4.34%	-%

Portfolio turnover rate	14%[4]	35%	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions made in whole or in part within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	If interest expense, dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2019. For the prior periods ended December 31, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.00%, 0.01%, 0.02%, and 0.00%, respectively.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31,			For the Period Ended December 31, 2015*
		2018	2017	2016
Net asset value, beginning of period	$10.16	$10.28	$10.05	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.22	0.43	0.44	0.54	-
Net realized and unrealized gain (loss)	0.18	(0.10)	0.30	0.08	-
Total from investment operations	0.40	0.33	0.74	0.62	-

Less Distributions:
From net investment income	(0.22)	(0.45)	(0.51)	(0.57)	-
Total distributions	(0.22)	(0.45)	(0.51)	(0.57)	-

Net asset value, end of period	$10.34	$10.16	$10.28	$10.05	$10.00

Total return[2]	3.95%[4]	3.24%	7.50%	6.36%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$435,704	$306,520	$124,020	$64,653	$5

Ratio of expenses to average net assets (including interest expense, dividends and interest on securities sold short):
Before fees waived and expenses absorbed[3]	1.52%[5]	1.57%	1.74%	2.00%	-%
After fees waived and expenses absorbed[3]	1.50%[5]	1.50%	1.51%	1.52%	-%
Ratio of net investment income to average net assets (including interest expense, dividends and interest on securities sold short):
Before fees waived and expenses absorbed	4.28%[5]	4.12%	4.03%	4.86%	-%
After fees waived and expenses absorbed	4.30%[5]	4.19%	4.26%	5.34%	-%

Portfolio turnover rate	14%[4]	35%	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense, dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2019. For the prior periods ended December 31, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.00%, 0.01%, 0.02%, and 0.00%, respectively.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2015-2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

(g) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor engages Braddock Financial LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2019, the Advisor waived a portion of its advisory fees totaling $32,640. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2019, the amount of these potentially recoverable expenses was $657,573. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2019	$252,890
2020	220,594
2021	151,449
2022	32,640
Total	$657,573

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2019, are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$478,166,981

Gross unrealized appreciation	$10,903,413
Gross unrealized depreciation	(2,931,817)
Net unrealized appreciation on investments	$7,971,596

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$24,231
Undistributed long-term capital gains	-
Tax accumulated earnings	24,231

Accumulated capital and other losses	(77,017)
Unrealized appreciation on investments	137,437
Total accumulated earnings	$84,651

As of December 31, 2018, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short Term	$77,017
Long Term	-
$77,017

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended December 31, 2018 and December 31, 2017 were as follows:

Distributions paid from:	2018	2017
Ordinary income	$9,779,642	$4,788,507
Net long-term capital gains	-	-
Total distributions paid	$9,779,642	$4,788,507

Note 5 – Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term investments, were $185,301,960 and $51,901,048, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2019, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$342,718,465	$1,538,684	$344,257,149
Collateralized Mortgage Obligations	-	106,476,446	8,904,217	115,380,663
Corporate Bonds*	-	-	-	-
Short-Term Investments	26,715,652	-	-	26,715,652
Total Investments	$26,715,652	$449,194,911	$10,442,901	$486,353,464

Liabilities
Securities Sold Short
Exchange-Traded Funds	$214,887	$-	$-	$214,887
Total Investments	$214,887	$-	$-	$214,887

*	The Fund held a Level 3 security valued at zero at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2018	$13,200,778
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(13,410,609)
Total realized gain/(loss)	389
Total unrealized appreciation/(depreciation)	224,936
Net purchases	10,366,436
Net sales	-
Principal paydown	59,076
Amortization	1,895
Balance as of June 30, 2019	$10,442,901

Transfers into, or out of, Level 3 are recognized at the end of the reporting period.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019:

Fair Value June 30, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
$10,442,901	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – ReFlow liquidity program

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from the fund equal to the amount of the fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund. For use of the ReFlow service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended June 30, 2019, ReFlow was not utilized by the Fund.

Note 11 – Callable Bond Proceeds

On June 26, 2017, Wells Fargo Bank, N.A. (Wells Fargo), the trustee for Banc of America Alternative Loan Trust, Series 2004-7, Class 15B1 (CUSIP 05949AMR8) issued a call notice that funds received from this security will be withheld to establish a reserve account to meet its current and future expenses for litigation costs and potential judgements resulting from claims against Wells Fargo. Wells Fargo stated in its letter to certificate holders that this amount will be held for an unknown amount of time and any unused funds in reserve will be paid to certificate holders when Wells Fargo determines that such funds are no longer necessary to be held. The Fund expects payment to be received within the next three years and the estimated proceeds to be received from the callable bond is reported on the Statement of Assets and Liabilities.

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Note 12 – Line of Credit

The Fund together with Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund managed by the Advisor (together “Liberty Street Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 2.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees for the six months ended June 30, 2019 are disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended June 30, 2019.

Note 13 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework

- Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Fund has adopted ASU 2018-13 with these financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 19-20, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Braddock Financial LLC (the “Sub-Advisor”), with respect to the Braddock Multi-Strategy Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg Barclays U.S. Aggregate Bond Index, the ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Multisector Bond fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2019; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns and the Bloomberg Barclays U.S. Aggregate Bond Index return, but below the ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index return by 2.43%. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the Bloomberg Barclays Index return by 0.14% and the ICE Index return by 1.62%. The Fund received five-star ratings from Morningstar, Inc. for 2018 and the 2019 year to date. The Trustees considered the Investment Advisor’s explanation that over the one-year period, the Fund underperformed its benchmarks due to the significant appreciation of the values of the benchmark indices during the first quarter of 2019, after the Federal Reserve announced that interest rate increases would be more modest or halted in the near term. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance relative to the ICE Index over the three-year period is to be expected given the expansionary economic cycle and low level of corporate defaults during the period.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Fund Universe median by 0.69%. The Trustees considered the Investment Advisor’s belief that the Fund Universe includes a broad range of funds managed using different investment strategies and that the Peer Group provides a more appropriate basis of comparison for the Fund. The Trustees noted that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.09% and 0.79%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2019, noting that the Investment Advisor had waived a portion of its advisory fee for the Fund. The Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Braddock Financial LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, which they noted was significantly lower than the advisory fee that the Sub-Advisor charges to a private fund, which includes both asset-based and performance-based fees. The Board considered the Sub-Advisor’s assertion that while the private fund invests in structured finance assets, it has a different strategy than the Fund. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Braddock Multi-Strategy Income Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2019 to June 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/19	6/30/19	1/1/19 – 6/30/19
Class A	Actual Performance	$ 1,000.00	$ 1,038.30	$ 8.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.10	8.77
Class C	Actual Performance	1,000.00	1,033.70	12.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.38	12.49
Institutional Class	Actual Performance	1,000.00	1,039.50	7.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.34	7.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, New York 10005

Sub-Advisor

Braddock Financial LLC

1200 17th Street, Suite 1210

Denver, Colorado 80202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Braddock Multi-Strategy Income Fund - Class A	BDKAX	46141Q 618
Braddock Multi-Strategy Income Fund - Class C	BDKCX	46141Q 592
Braddock Multi-Strategy Income Fund - Institutional Class	BDKNX	46141Q 584

Privacy Principles of the Braddock Multi-Strategy Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Braddock Multi-Strategy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 207-7108.

Braddock Multi-Strategy Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/9/19